Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents [abstract]
Cash and cash equivalents

	December 31, 2021	December 31, 2020

Short-term bank deposits	569,816	415,387
Short-term investment	1,224,546	1,224,678
	1,794,362	1,640,065